CONVERTIBLE NOTES (Details)				1 Months Ended	11 Months Ended	12 Months Ended
	May 06, 2021 USD ($) shares	Mar. 17, 2021 USD ($) $ / shares Y D	Feb. 02, 2021 USD ($) $ / shares shares	Sep. 30, 2019 subsidiary	Dec. 31, 2021 USD ($) Y $ / shares	Dec. 31, 2021 CNY (¥) Y $ / shares	Dec. 31, 2021 USD ($) Y $ / shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Mar. 31, 2021 USD ($)	Feb. 28, 2021 USD ($)
Debt Instrument [Line Items]
Number of subsidiaries disposed off | subsidiary				3
Repayments of convertible notes | ¥								¥ 318,929,623	¥ 0
Gain on extinguishment of convertible notes | ¥								56,755,902	0
Amortization of debt discount						¥ 120,626,467	$ 18,928,925	¥ 2,923,316	¥ 33,154,191
February Note
Debt Instrument [Line Items]
Principal amount			$ 5,000,000								$ 5,000,000
Interest rate (as a percent)			6.00%								6.00%
Repayments of convertible notes					$ 5,000,000
Amount of fair value			$ 900,000
Initial carrying value			$ 1,700,000
March Note
Debt Instrument [Line Items]
Principal amount		$ 20,000,000								$ 20,000,000
Interest rate (as a percent)		6.00%								6.00%
Ordinary shares | shares	3,277,050
Amount of fair value	$ 2,444,444
March Note | Dividend Yield
Debt Instrument [Line Items]
Fair value of conversion option		0			0	0	0
March Note | Expected Volatility
Debt Instrument [Line Items]
Fair value of conversion option		205.94			192.19	192.19	192.19
March Note | Weighted Average Risk-free Interest Rate
Debt Instrument [Line Items]
Fair value of conversion option		0.07			0.39	0.39	0.39
March Note | Expected Life
Debt Instrument [Line Items]
Fair value of conversion option | Y		1			0.21	0.21	0.21
March Note | Estimated Fair Value of Price Per Share
Debt Instrument [Line Items]
Fair value of conversion option | $ / shares		42.39			2.50	2.50	2.50
Class A Ordinary Shares
Debt Instrument [Line Items]
Ordinary shares | shares			30
Shares subject to redemption price per share | $ / shares			$ 0.0001
ADS
Debt Instrument [Line Items]
Ordinary shares | shares			10,000,000
ADS | February Note
Debt Instrument [Line Items]
Ordinary shares | shares			50,000
Sale of stock price per share | $ / shares			$ 18.5
Conversion price | $ / shares			$ 14
Debt discount			$ 600,000
Amortized discount over the life			12 months
ADS | March Note
Debt Instrument [Line Items]
Debt instrument redemption percentage		90.00%
Amount of fair value		$ 2,444,444
Conversion price percentage		90.00%
Average trading day price | D		5